Note 13 - Leasing Arrangements - Lessee - Schedule of Profit and Loss Accounts Related to Lease Contracts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Interest expense on lease liabilities	$ 30,760	$ 19,501	$ 346
Expense on short-term lease contracts	227,695	270,579	171,999
Expense on leases of low-value assets	$ 4,955	$ 5,324	$ 6,661